Derivatives (Details Narrative) (USD $)	0 Months Ended			1 Months Ended
	Jun. 07, 2011	Dec. 28, 2010	Aug. 28, 2009	Aug. 31, 2009	Sep. 12, 2012	Jul. 31, 2012	Apr. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Issuance of warrants in conjunction of series a preferred stock		19,250,000		15,400,000
Warrants exercise price per share		$ 0.20		$ 0.25
Note holder received an option to purchase series B convertible preferred shares			20,000
Number of basis of common shares for each Preferred B Share converted			500
Convertible preferred shares, stated value			$ 100		$ 0.00001	$ 0.00001	$ 0.00001
Preferred B Options Exercised	17,599
Gross proceeds from preferred B options exercised	$ 1,759,900
Number of common shares convertible to options	8,799,995
Number of preferred B options expired	2,401
Change in fair value of preferred B options recorded in earnings	(385,906)
Fair value of exercised and expired portion of Preferred B option	5,508,200
Proceeds Preferred B options	1,759,900
Issuance of common share purchase warrants	15,399,125
Preferred B Warrants issued for each Preferred B Share purchased	875
Common stock exercise price per share	$ 0.20
Estimated fair value of Preferred B Shares and Warrants	$ 5,339,700
Preferred B Shares and Warrants, Risk free rate	1.59%
Preferred B Shares and Warrants, expected volatility rate	100.00%
Preferred B Shares and Warrants. expected life, minimum	2 years
Preferred B Shares and Warrants. expected life, maximum	5 years